UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21338

Nicholas-Applegate Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 28, 2010

Date of reporting period:	November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES — 47.5%
	Advertising—1.0%
$ 6,940	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$7,252,300

	Aerospace & Defense—0.8%
1,270	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,317,625
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB	4,364,500

			5,682,125

	Apparel—1.1%
7,865	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	8,277,912

	Auto Components—2.9%
8,265	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	8,265,000
9,700	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	9,312,000
4,540	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	4,471,900

			22,048,900

	Banks—0.6%
5,044	GMAC LLC, 6.75%, 12/1/14 (a) (b)	Ca/CCC	4,564,820

	Commercial Services & Supplies—2.6%
8,445	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	7,779,956
10,040	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	10,491,800
1,580	Interface, Inc., 9.50%, 2/1/14	B3/B-	1,574,075

			19,845,831

	Construction & Engineering—1.2%
9,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,824,200

	Distribution/Wholesale—0.6%
3,980	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC	4,198,900

	Diversified Financial Services—2.1%
	Ford Motor Credit Co. LLC,
9,205	7.00%, 10/1/13	B3/B-	8,993,414
6,220	9.875%, 8/10/11	B3/B-	6,457,635

			15,451,049

	Diversified Telecommunication—1.0%
7,850	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	7,840,188

	Electric—0.6%
6,385	Energy Future Holdings Corp., 10.875%, 11/1/17	Caa3/B-	4,517,388

	Electrical Components & Equipment—0.8%
5,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+	6,036,250

	Electrical Equipment—0.3%
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,634,250

	Entertainment—1.2%
8,700	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	9,091,500

	Food & Staples Retailing—0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	5,902,425

	Health Care Providers & Services—4.6%
	Alliance HealthCare Services, Inc.,
2,325	7.25%, 12/15/12	B3/B	2,330,812
4,310	8.00%, 12/1/16 (a) (b)	B3/B	4,266,900
10,755	AMR Holdings Co., Inc., 10.00%, 2/15/15	Ba3/B+	11,346,525
2,200	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	2,420,000
5,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	6,374,025
5,685	HCA, Inc., 9.25%, 11/15/16	B2/BB-	6,026,100
2,435	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB-	2,179,325

			34,943,687

	Home Builders—0.8%
6,100	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16 (a) (b)	B1/CCC+	6,252,500

	Hotels Restaurants & Leisure—1.0%
7,195	MGM Mirage, 11.375%, 3/1/18 (a) (b)	Caa2/CCC+	6,241,663
1,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/15	Ba3/BB-	1,125,000

			7,366,663

	Household Durables—0.6%
1,575	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	1,519,875
2,890	Jarden Corp., 7.50%, 5/1/17	B3/B-	2,875,550

			4,395,425

	Independent Power Producers & Energy Traders—0.1%
1,140	NRG Energy, Inc., 8.50%, 6/15/19	B1/BB-	1,157,100

	Internet Software & Services—0.8%
5,500	Terremark Worldwide, Inc., 12.00%, 6/15/17 (a) (b)	B2/B-	6,029,375

	IT Services—1.4%
2,505	Stream Global Services, Inc., 11.25%, 10/1/14 (a) (b)	B1/B+	2,498,738
	Unisys Corp. (a) (b),
4,057	12.75%, 10/15/14	Ba3/BB-	4,543,840
2,975	14.25%, 9/15/15	Ba3/BB-	3,361,750

			10,404,328

	Leisure Time—2.0%
6,720	NCL Corp., Ltd., 11.75%, 11/15/16 (a) (b)	B3/B+	6,661,200
8,145	Travelport LLC, 11.875%, 9/1/16	Caa1/CC	8,185,725

			14,846,925

	Lodging—0.3%
2,143	Mandalay Resort Group, 1.042%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,314,523

	Metals & Mining—0.6%
4,500	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	4,511,250

	Miscellaneous Manufacturing—2.1%
8,635	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	8,149,281
7,790	Polypore, Inc., 8.75%, 5/15/12	B3/B-	7,731,575

			15,880,856

	Oil, Gas & Consumable Fuels—2.3%
4,740	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	4,574,100
7,470	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	6,013,350
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	6,437,500

			17,024,950

	Packaging & Containers—0.3%
2,580	Berry Plastics Escrow LLC, 8.875%, 9/15/14 (a) (b)	Caa1/CCC	2,367,150

	Paper & Forest Products—2.2%
1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17 (a) (b)	Ba3/BBB-	1,614,630
10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	8,876,550
	NewPage Corp.,
1,000	11.375%, 12/31/14 (a) (b)	B2/CCC+	990,000
11,055	12.00%, 5/1/13	Caa3/CCC-	5,237,306

			16,718,486

	Pipelines—1.0%
8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	7,320,250

	Real Estate—0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	1,942,500

	Retail—1.4%
2,125	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CCC	1,923,125
1,430	GameStop Corp., 8.00%, 10/1/12	Ba1/BB+	1,478,262
6,665	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	6,048,488
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	951,375

			10,401,250

	Semiconductors & Semiconductor Equipment—0.9%
6,570	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	6,799,950

	Software—1.0%
8,105	First Data Corp., 9.875%, 9/24/15	Caa1/B-	7,253,975

	Telecommunications—3.7%
3,150	Centennial Cellular Operating Co., 10.125%, 6/15/13	WR/A	3,260,250
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (f)	WR/NR	1,164
6,300	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	6,394,500
5,155	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	5,419,194
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	5,700,900
4,615	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB	3,974,669
2,770	West Corp., 11.00%, 10/15/16	Caa1/B-	2,804,625

			27,555,302

	Textiles Apparel & Luxury Goods—0.6%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	4,965,825

	Wireless Telecommunication Services—1.9%
3,320	Crown Castle International Corp., 9.00%, 1/15/15	B1/B+	3,527,500
10,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	10,528,300

			14,055,800

	Total Corporate Bonds & Notes (cost-$364,156,948)		356,676,108

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 29.8%
	Aerospace & Defense—0.7%
$ 5,975	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	$5,205,719

	Banks—0.8%
6,195	National City Corp., 4.00%, 2/1/11	A3/A	6,272,437

	Commercial Services & Supplies—1.1%
1,715	Bowne & Co., Inc., 6.00%, 10/1/33 (c)	B3/CCC+	1,642,113
6,855	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	6,323,738

			7,965,851

	Computers—1.0%
6,895	Maxtor Corp., 2.375%, 8/15/12	NR/B	7,377,650

	Diversified Telecommunication Services—1.3%
5,415	QWest Communications International, 3.50%, 11/15/25	B1/B+	5,435,306
4,405	TW Telecom, Inc., 2.375%, 4/1/26	B3/B-	4,471,075

			9,906,381

	Electrical Equipment—2.8%
7,555	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	6,705,063
7,110	General Cable Corp., 0.875%, 11/15/13	B1/B+	6,176,812
10,875	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	8,101,875

			20,983,750

	Electronic Equipment, Instruments & Components—0.8%
6,490	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	6,019,475

	Energy Equipment & Services—0.6%
4,835	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	4,085,575

	Entertainment—0.8%
5,175	Macrovision Corp., 2.625%, 8/15/11	NR/B	6,190,594

	Health Care Equipment & Supplies—0.6%
3,795	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	4,359,506

	Health Care Providers & Services—0.8%
7,830	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	6,322,725

	Internet Software & Services—1.2%
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	6,513,125
2,845	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,382,687

			8,895,812

	IT Services—0.9%
7,075	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	6,960,031

	Life Sciences Tools & Services—0.6%
4,100	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	4,797,000

	Machinery—0.9%
6,830	AGCO Corp., 1.25%, 12/15/36	NR/BB	6,684,863

	Media—2.5%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	5,786,800
6,420	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	6,444,075
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	6,928,650

			19,159,525

	Metals & Mining—0.1%
880	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	1,080,200

	Oil, Gas & Consumable Fuels—2.5%
6,900	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	6,779,250
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	6,230,125
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	6,009,300

			19,018,675

	Pharmaceuticals—0.8%
5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	5,727,881

	Real Estate Investment Trusts (REITs)—4.9%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	4,703,562
7,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	6,683,906
5,435	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	6,990,769
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	6,110,200
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	5,632,869
6,540	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	6,572,700

			36,694,006

	Semiconductors & Semiconductor Equipment—2.7%
12,500	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	12,296,875
2,015	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	3,324,750
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,843,887

			20,465,512

	Software—0.8%
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	5,727,619

	Textiles, Apparel & Luxury Goods—0.6%
4,880	Iconix Brand Group, Inc., 1.875%, 6/30/12	B2/B	4,276,100

	Total Convertible Bonds & Notes (cost-$188,913,229)		224,176,887

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK — 20.8%
	Capital Markets—0.6%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	$2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561

			4,252,590

	Chemicals—0.5%
102	Celanese Corp., 4.25%, 12/31/49	NR/NR	3,866,634

	Commercial Banks—1.8%
33	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	4,023,360
10	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	9,232,200

			13,255,560

	Commercial Services & Supplies—1.0%
133	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	5,434,380
79	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	2,313,195

			7,747,575

	Consumer Finance—0.9%
11	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	6,855,400

	Diversified Financial Services—3.1%
11	Bank of America Corp., 7.25%, 12/31/49, Ser. L	Ba3/B	9,488,325
	Credit Suisse Securities USA LLC,
287	10.00%, 9/1/10	Aa2/A-	6,672,942
210	10.00%, 9/9/10	Aa2/A-	6,958,259

			23,119,526

	Electric—1.1%
187	AES Trust III, 6.75%, 10/15/29	B3/B	8,516,464

	Food Products—1.8%
148	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	6,295,335
	Bunge Ltd.,
70	4.875%, 12/31/49	Ba1/BB	6,014,212
2	5.125%, 12/1/10	NR/BB	1,049,750

			13,359,297

	Housewares—1.0%
201	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	7,356,131

	Insurance—1.4%
38	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	3,558,116
261	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	7,346,526

			10,904,642

	Machinery—1.1%
10	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	8,222,400

	Media—0.3%
3	Interpublic Group of Cos, 5.25%, 12/31/49	NR/CCC+	2,245,789

	Metals & Mining—1.1%
72	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	8,534,694

	Oil, Gas & Consumable Fuels—1.6%
35	ATP Oil & Gas Corp., 8.00%, 12/31/49 (a) (b) (g)	NR/NR	3,345,600
93	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	7,654,700
6	Whiting Petroleum Corp., 6.25%, 12/31/49	NR/B	955,298

			11,955,598

	Pharmaceuticals—1.1%
21	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	5,313,967
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,669,304

			7,983,271

	Real Estate Investment Trusts (REITs)—2.4%
395	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49	NR/NR	7,939,568
246	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	2,645,346
118	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	7,361,063

			17,945,977

	Total Convertible Preferred Stock (cost-$177,887,089)		156,121,548

Shares (000)

COMMON STOCK — 0.1%
	IT Services—0.1%
34	Unisys Corp. (cost-$542,394) (g)		1,097,478

Principal Amount (000)

SHORT-TERM INVESTMENTS — 1.8%
	Time Deposit—1.8%
$ 13,560	Citibank- London, 0.03%, 12/1/09 (cost-$13,560,235)		13,560,235

	Total Investments (cost-$745,059,895)—100.0%		$751,632,256

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $79,879,585, representing 10.6% of total investments.
(c)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	Fair-Valued—Securities with an aggregate value of $6,567,113, representing 0.9% of total investments.
(f)	In default.
(g)	Non-income producing.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2009.
NR — Not Rated
WR — Withdrawn rating

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  or quotes from inactive exchanges

• Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at November 30, 2009 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 11/30/09
Investments in Securities - Assets
Common Stock	$1,097,478	–	–	$1,097,478
Convertible Bonds & Notes	–	$224,176,887	–	224,176,887
Convertible Preferred Stock:
Capital Markets	–	–	$4,252,590	4,252,590
Diversified Financial Services	9,488,325	13,631,201	–	23,119,526
All Other	128,749,432	–	–	128,749,432
Corporate Bonds & Notes:
Lodging	–	–	2,314,523	2,314,523
All Other	–	354,361,585	–	354,361,585
Short-Term Investments	–	13,560,235	–	13,560,235
Total Investments in Securities - Assets	$139,335,235	$605,729,908	$6,567,113	$751,632,256

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2009, was as follows:

	Beginning Balance 2/28/09	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 11/30/09
Investments in Securities - Assets
Convertible Bonds & Notes:
Retail	$12,894,124	($17,785,000)	$17,013	–	$4,873,863	–	–
Convertible Preferred Stock:
Capital Markets	4,252,590	–	–	–	–	–	$4,252,590
Corporate Bonds & Notes:
Lodging	2,314,523	–	–	–	–	–	2,314,523
Total Investments in Securities - Assets	$19,461,237	($17,785,000)	$17,013	–	$4,873,863	–	$6,567,113

There was no change in unrealized appreciation/depreciation of investments, which the Fund held at November 30, 2009.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010